Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 0.2%

Security	Shares	Value
Healthcare — 0.0%†
Keenova Therapeutics PLC(1)	32	$ 3,145
Par Health, Inc.(1)	32	204
		$ 3,349
Paper — 0.2%
Enviva LLC(1)(2)	6,489	$ 126,941
		$ 126,941
Total Common Stocks (identified cost $39,500)		$ 130,290

Convertible Bonds — 1.4%

Security	Principal Amount* (000's omitted)		Value
Homebuilders & Real Estate — 0.5%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		425	$ 421,924
			$ 421,924
Super Retail — 0.6%
Delivery Hero SE, 1.50%, 1/15/28(3)	EUR	400	$ 448,527
			$ 448,527
Technology — 0.3%
Zscaler, Inc., 0.00%, 7/15/28		260	$ 241,744
			$ 241,744
Total Convertible Bonds (identified cost $1,060,513)			$ 1,112,195

Corporate Bonds — 83.4%

Security	Principal Amount (000's omitted)	Value
Aerospace — 2.4%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(4)	$510	$ 521,396
Axon Enterprise, Inc., 6.125%, 3/15/30(4)	150	152,117
BWX Technologies, Inc., 4.125%, 4/15/29(4)	200	192,150
Science Applications International Corp., 4.875%, 4/1/28(4)	500	493,225
TransDigm, Inc.:
4.625%, 1/15/29	413	405,169
Security	Principal Amount (000's omitted)	Value
Aerospace (continued)
TransDigm, Inc.: (continued)
6.375%, 3/1/29(4)	$100	$ 101,328
		$ 1,865,385
Air Transportation — 0.7%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(4)	$516	$ 524,475
		$ 524,475
Automotive & Auto Parts — 1.2%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	$824	$ 824,469
Champions Financing, Inc., 8.75%, 2/15/29(4)	98	97,038
Realtruck Group, Inc., 6.25%, 7/31/31(4)	304	54,851
		$ 976,358
Broadcasting — 2.5%
Gray Media, Inc., 4.75%, 10/15/30(4)	$56	$ 43,332
Nexstar Media, Inc., 4.75%, 11/1/28(4)	640	627,951
Sirius XM Radio LLC, 4.00%, 7/15/28(4)	650	632,718
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(4)	420	405,258
Univision Communications, Inc., 4.50%, 5/1/29(4)	255	241,671
		$ 1,950,930
Building Materials — 2.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(4)	$500	$ 484,987
CP Atlas Buyer, Inc., 9.75%, 7/15/30(4)	410	369,645
Park River Holdings, Inc., 8.75%, 12/31/30(4)	78	72,118
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	412	411,726
Standard Industries, Inc., 4.375%, 7/15/30(4)	750	708,702
		$ 2,047,178
Cable & Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(4)	$338	$ 333,964
5.125%, 5/1/27(4)	205	204,711
5.375%, 6/1/29(4)	206	200,192
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(4)	91	91,013
Versant Media Group, Inc., 7.25%, 1/30/31(4)	560	577,712
		$ 1,407,592
Capital Goods — 3.6%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(5)	$510	$ 520,439
Calderys Financing LLC, 11.25%, 6/1/28(4)	400	414,703

Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Capital Goods (continued)
EnerSys, 4.375%, 12/15/27(4)	$600	$ 593,300
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)	200	214,241
Patrick Industries, Inc., 4.75%, 5/1/29(4)	300	292,912
VoltaGrid LLC, 7.375%, 11/1/30(4)	848	852,720
		$ 2,888,315
Chemicals — 2.5%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 6/15/27(4)	$400	$ 399,237
Celanese U.S. Holdings LLC, 7.35%, 11/15/28	156	161,961
Compass Minerals International, Inc., 8.00%, 7/1/30(4)	230	240,404
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(4)	500	482,957
7.25%, 6/15/31(4)	250	252,810
SCIH Salt Holdings, Inc.:
4.875%, 5/1/28(4)	300	300,172
6.625%, 8/15/31(4)(6)	175	175,187
		$ 2,012,728
Consumer Products — 1.0%
Spectrum Brands, Inc., 3.875%, 3/15/31(4)	$940	$ 833,029
		$ 833,029
Containers — 1.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/28(4)	$445	$ 428,037
4.00%, 9/1/29(4)	478	454,145
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(4)	464	443,867
		$ 1,326,049
Diversified Financial Services — 3.7%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(4)	$470	$ 476,376
Azorra Finance Ltd., 7.25%, 1/15/31(4)	174	179,352
Block, Inc., 5.625%, 8/15/30(4)	180	179,179
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	500	520,309
Hightower Holding LLC, 6.75%, 4/15/29(4)	248	248,597
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)	351	363,695
Rocket Cos., Inc., 6.125%, 8/1/31(4)	105	105,536
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(4)	60	60,077
8.125%, 12/15/30(4)	235	244,817
United Wholesale Mortgage LLC, 5.50%, 4/15/29(4)	275	257,056
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
UWM Holdings LLC:
6.25%, 3/15/31(4)	$242	$ 216,150
6.625%, 2/1/30(4)	81	75,198
		$ 2,926,342
Diversified Media — 1.4%
Arches Buyer, Inc., 6.125%, 12/1/28(4)	$179	$ 175,137
Cars.com, Inc., 6.375%, 11/1/28(4)	185	183,999
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(4)	378	392,841
Stagwell Global LLC, 5.625%, 8/15/29(4)	388	377,650
		$ 1,129,627
Energy — 7.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	$425	$ 441,143
Buckeye Partners LP, 4.125%, 12/1/27	350	344,304
Global Partners LP/GLP Finance Corp., 6.875%, 1/15/29	400	402,302
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(4)	237	243,036
Sunoco LP:
4.625%, 5/1/30(4)	479	461,476
7.00%, 5/1/29(4)	500	511,198
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(4)	1,000	951,591
Venture Global LNG, Inc., 9.50%, 2/1/29(4)	1,590	1,702,675
WBI Operating LLC, 6.25%, 10/15/30(4)	645	645,245
		$ 5,702,970
Entertainment & Film — 1.1%
Cinemark USA, Inc., 5.25%, 7/15/28(4)	$444	$ 441,199
Live Nation Entertainment, Inc., 3.75%, 1/15/28(4)	400	391,946
		$ 833,145
Environmental — 0.9%
GFL Environmental, Inc., 4.00%, 8/1/28(4)	$761	$ 742,677
		$ 742,677
Food, Beverage & Tobacco — 1.0%
Darling Ingredients, Inc., 5.25%, 4/15/27(4)	$300	$ 300,222
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	224	224,862
U.S. Foods, Inc., 6.875%, 9/15/28(4)	230	234,902
		$ 759,986

Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Gaming — 3.1%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	$200	$ 204,547
Brightstar Lottery PLC, 5.25%, 1/15/29(4)	200	197,802
Caesars Entertainment, Inc., 7.00%, 2/15/30(4)	240	240,943
Churchill Downs, Inc., 5.50%, 4/1/27(4)	700	700,860
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(4)	325	328,303
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	400	416,261
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 8/1/30(4)	380	380,293
		$ 2,469,009
Healthcare — 6.9%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(4)	$400	$ 392,894
athenahealth Group, Inc., 6.50%, 2/15/30(4)	410	395,686
Avantor Funding, Inc., 4.625%, 7/15/28(4)	1,000	986,824
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)	187	190,569
IQVIA, Inc., 5.00%, 10/15/26(4)	500	500,027
LifePoint Health, Inc., 5.375%, 1/15/29(4)	195	185,191
Medline Borrower LP, 5.25%, 10/1/29(4)	419	415,381
National Mentor Holdings, Inc., 10.50%, 12/15/30(4)	330	348,318
Perrigo Finance Unlimited Co., 5.15%, 6/15/30	250	236,587
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	390	390,062
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	344	351,040
Tenet Healthcare Corp., 4.625%, 6/15/28	345	341,726
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	393	391,826
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	324	302,386
		$ 5,428,517
Homebuilders & Real Estate — 5.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	$240	$ 230,644
4.625%, 4/1/30(4)	400	380,095
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(4)	500	474,814
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	105	105,322
8.875%, 9/1/31(4)	170	177,915
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(4)	500	488,792
Iron Mountain, Inc., 5.25%, 3/15/28(4)	454	452,586
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(4)	400	408,036
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate (continued)
Risewell Homes, Inc.:
8.50%, 11/1/30(4)	$197	$ 201,189
9.25%, 10/1/29(4)	283	287,202
SBA Communications Corp., 3.875%, 2/15/27	1,000	994,138
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)	500	504,883
		$ 4,705,616
Insurance — 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(4)	$900	$ 890,319
		$ 890,319
Leisure — 1.7%
Motion Bondco DAC, 6.625%, 11/15/27(4)	$400	$ 379,969
NCL Corp. Ltd., 7.75%, 2/15/29(4)	300	311,653
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	622	618,768
		$ 1,310,390
Metals & Mining — 0.3%
Constellium SE, 3.75%, 4/15/29(4)	$270	$ 258,573
		$ 258,573
Publishing & Printing — 0.3%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	$231	$ 229,383
		$ 229,383
Restaurant — 0.9%
1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/28(4)	$726	$ 711,798
		$ 711,798
Services — 6.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(4)	$315	$ 312,495
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(4)	200	196,852
4.625%, 6/1/28(4)	288	284,305
APi Group DE, Inc., 4.75%, 10/15/29(4)	500	488,630
Herc Holdings, Inc., 7.00%, 6/15/30(4)	250	258,032
Ingram Micro, Inc., 4.75%, 5/15/29(4)	450	438,269
Korn Ferry, 4.625%, 12/15/27(4)	664	660,542
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	540	550,564
QXO Building Products, Inc., 6.50%, 7/15/31(4)	50	50,249

Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Services (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	$317	$ 301,311
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(4)	190	198,671
TKC Holdings, Inc.:
8.50%, 8/15/30(4)	285	291,512
12.00%, 2/15/31(4)	60	63,462
TMS International Corp., 6.25%, 4/15/29(4)	258	258,077
WESCO Distribution, Inc.:
5.25%, 4/15/31(4)	60	59,151
6.375%, 3/15/29(4)	131	133,012
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)	419	422,476
		$ 4,967,610
Super Retail — 5.1%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	$360	$ 356,295
4.625%, 11/15/29(4)	97	94,132
Bath & Body Works, Inc., 5.25%, 2/1/28	200	200,090
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	396	414,428
Gee Automotive Holdings LLC, 7.25%, 3/1/31(4)	665	670,506
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	200	198,598
Group 1 Automotive, Inc., 4.00%, 8/15/28(4)	464	448,078
LCM Investments Holdings II LLC, 4.875%, 5/1/29(4)	425	414,924
Lithia Motors, Inc., 3.875%, 6/1/29(4)	600	576,424
Men's Wearhouse LLC, 9.00%, 2/1/31(4)	370	394,811
Sonic Automotive, Inc., 4.625%, 11/15/29(4)	300	292,383
		$ 4,060,669
Technology — 3.1%
Cloud Software Group LLC:
6.50%, 3/31/29(4)	$834	$ 815,667
9.00%, 9/30/29(4)	813	797,278
Entegris, Inc., 4.375%, 4/15/28(4)	350	343,861
Gen Digital, Inc., 6.75%, 9/30/27(4)	500	501,094
		$ 2,457,900
Telecommunications — 4.2%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(4)	$475	$ 464,794
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(4)	290	283,192
APLD ComputeCo LLC, 9.25%, 12/15/30(4)	290	308,428
Black Pearl Compute LLC, 6.125%, 2/15/31(4)	280	279,881
Cipher Compute LLC, 7.125%, 11/15/30(4)	455	464,674
EchoStar Corp., 10.75%, 11/30/29	461	498,675
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(4)	$500	$ 493,584
WULF Compute LLC, 7.75%, 10/15/30(4)	478	497,054
		$ 3,290,282
Transport Excluding Air & Rail — 1.6%
Carriage Purchaser, Inc., 7.875%, 10/15/29(4)	$417	$ 412,604
Carrix, Inc., 6.125%, 8/1/33(4)	250	249,470
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(4)	605	588,289
		$ 1,250,363
Utility — 7.6%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(4)	$906	$ 892,651
Clearway Energy Operating LLC, 4.75%, 3/15/28(4)	500	493,706
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	635	602,972
NRG Energy, Inc.:
5.75%, 1/15/28	800	800,691
10.25% to 3/15/28(4)(7)(8)	737	789,114
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	710	695,736
Talen Energy Supply LLC, 6.125%, 5/1/31(4)	80	79,561
TerraForm Power Operating LLC, 5.00%, 1/31/28(4)	1,000	989,932
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(4)	250	247,262
7.25%, 1/15/29(4)	300	309,556
8.375%, 1/15/31(4)	120	127,598
		$ 6,028,779
Total Corporate Bonds (identified cost $66,157,473)		$65,985,994

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Fixed Income Funds — 0.8%
Eaton Vance High Yield ETF(9)	12,429	$ 645,377
Total Exchange-Traded Funds (identified cost $650,015)		$ 645,377

Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 10.6%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.3%
Clarios Global LP, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$161	$ 161,609
Crash Champions LLC, Term Loan, 8.416%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	91	89,080
		$ 250,689
Building Materials — 0.5%
Park River Holdings, Inc., Term Loan, 8.225%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	$348	$ 348,885
		$ 348,885
Cable & Satellite TV — 0.2%
E.W. Scripps Co.:
Term Loan, 7.132%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$114	$ 110,062
Term Loan, 9.532%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	55	54,790
		$ 164,852
Capital Goods — 0.9%
EMRLD Borrower LP, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$710	$ 710,614
		$ 710,614
Chemicals — 0.2%
INEOS U.S. Finance LLC, Term Loan, 2/18/30(11)	$199	$ 189,581
		$ 189,581
Energy — 0.2%
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	$148	$ 149,580
		$ 149,580
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 8.596%, (6 mo. USD Term SOFR + 4.75%), 10/1/32	$205	$ 206,154
Spectacle Gary Holdings LLC, Term Loan, 8.132%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	224	219,976
		$ 426,130
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare — 2.5%
athenahealth Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/16/32	$887	$ 882,330
Bausch & Lomb Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	332	333,988
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	465	452,609
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	196	196,162
LifePoint Health, Inc., Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	122	116,437
		$ 1,981,526
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$463	$ 446,563
		$ 446,563
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	$345	$ 346,685
		$ 346,685
Services — 0.9%
LBM Acquisition LLC, Term Loan, 7.574%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$617	$ 495,765
Specialty Building Products Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	208	195,131
		$ 690,896
Super Retail — 2.0%
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	$846	$ 845,559
Men's Wearhouse, Inc., Term Loan, 9.414%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	145	146,970
PetSmart, Inc., Term Loan, 7.724%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	546	547,949
		$ 1,540,478
Technology — 1.2%
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	$995	$ 978,903
		$ 978,903

Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Telecommunications — 0.2%
Coreweave Financing DDTL V LLC, Term Loan, 8.12% - 8.14%, (1 mo. USD Term SOFR + 4.50%), 11/17/31(12)	$179	$ 179,511
		$ 179,511
Total Senior Floating-Rate Loans (identified cost $8,510,870)		$ 8,404,893

Miscellaneous — 0.0%

Security	Principal Amount	Value
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(13)	$273,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.5%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(14)	1,966,978	$ 1,966,978
Total Short-Term Investments (identified cost $1,966,978)		$ 1,966,978
Total Investments — 98.9% (identified cost $78,385,349)		$78,245,727
Less Unfunded Loan Commitments — (0.1)%		$ (101,621)
Net Investments — 98.8% (identified cost $78,283,728)		$78,144,106
Other Assets, Less Liabilities — 1.2%		$ 986,848
Net Assets — 100.0%		$79,130,954

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security.
(3)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $448,527 or 0.6% of the Fund's net assets.

(4)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $60,852,230 or 76.9% of the Fund's net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	When-issued security.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Affiliated fund.
(10)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(11)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(12)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$101,684.

(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	435,695	EUR	375,030	Deutsche Bank AG	9/16/26	$2,494	$ —
						$2,494	$—

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Restricted Securities
At July 31, 2026, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	6,489	$36,648	$126,941
Total Restricted Securities			$36,648	$126,941
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in affiliated funds and funds that may be deemed to be affiliated was $2,612,355, which represents 3.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance High Yield ETF	$ —	$ 650,015	$ —	$ —	$(4,638)	$ 645,377	$4,421	12,429
Short-Term Investments
Liquidity Fund, Institutional Class(1)	3,890,537	44,958,196	(46,881,755)	—	—	1,966,978	61,562	1,966,978
Total				$ —	$(4,638)	$2,612,355	$65,983

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Short Duration High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$3,145	$127,145	$ —	$130,290
Convertible Bonds	—	1,112,195	—	1,112,195
Corporate Bonds	—	65,985,994	—	65,985,994
Exchange-Traded Funds	645,377	—	—	645,377
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	8,303,272	—	8,303,272
Miscellaneous	—	—	0	0
Short-Term Investments	1,966,978	—	—	1,966,978
Total Investments	$2,615,500	$75,528,606	$0	$78,144,106
Forward Foreign Currency Exchange Contracts	$ —	$2,494	$ —	$2,494
Total	$2,615,500	$75,531,100	$0	$78,146,600

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
Investment Valuation — Other. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.